TAXES PAYABLE	6 Months Ended
Sep. 30, 2022
TAXES PAYABLE
TAXES PAYABLE

Note 14 – TAXES PAYABLE

	As of	As of
	September 30, 2022	March 31, 2022
	USD	USD
Income taxes payable	92,816	113,658
VAT payable	15,895	11,495
Other taxes payable	—	—
Total taxes payable (receivable)	108,711	125,153